Eaton Vance
New Jersey Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.7%
Security	Principal Amount (000's omitted)	Value
Education — 7.4%
Essex County Improvement Authority, NJ, (North Star Academy Charter School of Newark, Inc.):
5.00%, 7/15/40(1)	$370	$ 381,745
5.00%, 7/15/54(1)	500	499,848
5.00%, 7/15/64(1)	775	761,726
New Jersey Economic Development Authority, (Central Jersey College Prep Charter School):
5.00%, 11/1/45(2)	675	675,534
5.125%, 11/1/55(2)	710	695,307
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.20%, 7/1/31(3)	2,950	2,950,000
New Jersey Educational Facilities Authority, (Princeton University), 2.00%, 3/1/38	3,565	2,886,590
Passaic County Improvement Authority, NJ, (Paterson Charter School for Science and Technology, Inc.):
4.125%, 7/1/33	700	720,262
4.50%, 7/1/40	1,000	1,006,661
5.00%, 7/1/44	500	504,946
		$ 11,082,619
General Obligations — 14.5%
Cherry Hill Township School District, NJ:
4.00%, 8/1/40	$1,855	$ 1,878,770
4.00%, 8/1/42	2,760	2,771,625
Elizabeth, NJ, 4.00%, 5/15/40	95	96,986
Freehold Township Board Of Education, NJ:
4.00%, 8/15/42	1,950	1,973,731
4.25%, 8/15/44	2,830	2,868,633
Jersey City, NJ, 4.00%, 10/1/32	2,745	2,962,488
Lawrence Township School District, NJ, 4.25%, 8/1/44	2,310	2,330,227
Manalapan-Englishtown Regional Board Of Education, NJ, 4.00%, 7/15/43	575	577,613
North Brunswick Township Board of Education, NJ, 4.00%, 5/15/42	3,850	3,921,773
Passaic County Improvement Authority, NJ, (Senior Housing), 4.125%, 11/1/56	750	733,750
Puerto Rico, 5.625%, 7/1/29	1,000	1,068,320
Summit, NJ, 3.00%, 7/15/45	50	41,985
Woolwich Township, NJ, 4.125%, 5/1/44	295	297,421
		$ 21,523,322
Security	Principal Amount (000's omitted)	Value
Hospital — 10.6%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$65	$ 65,058
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
4.125%, 7/1/54	2,500	2,301,267
5.25%, 7/1/54	1,000	1,061,229
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health), 4.25%, 7/1/54	3,400	3,284,105
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	850	794,920
3.125%, 7/1/33	825	768,042
4.00%, 7/1/48	2,820	2,456,610
New Jersey Health Care Facilities Financing Authority, (Virtua Health):
(LOC: JPMorgan Chase Bank, N.A.), 2.55%, 7/1/43(4)	4,715	4,715,000
(LOC: TD Bank, N.A.), 2.72%, 7/1/43(3)	400	400,000
		$ 15,846,231
Housing — 4.9%
New Jersey Housing and Mortgage Finance Agency:
Social Bonds, 4.75%, 10/1/40	$2,000	$ 2,081,453
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), 4.85%, 11/1/40	2,000	2,088,029
New Jersey Housing and Mortgage Finance Agency, (Montgomery Gateway Apartments), (FNMA), 4.55%, 5/1/41	995	1,045,923
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 4.50%, 10/1/42	1,975	2,009,518
		$ 7,224,923
Industrial Development Revenue — 5.7%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,025	$ 3,079,360
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	2,000	1,872,360
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	759,453
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,777,679
		$ 8,488,852
Insured - Education — 3.6%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/49	$3,000	$ 3,142,378

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
New Jersey Educational Facilities Authority, (Montclair State University), (AG), 5.00%, 7/1/42	$1,000	$ 1,088,782
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/45	1,000	1,082,264
		$ 5,313,424
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 3,050,960
		$ 3,050,960
Insured - Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$ 386,012
		$ 386,012
Insured - General Obligations — 3.5%
Paramus, NJ, (AG), 2.00%, 10/1/36	$1,910	$ 1,626,235
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,306,960
Willingboro Township School District, NJ:
(AG), 4.125%, 8/15/42	1,250	1,268,068
(AG), 4.25%, 8/15/44	975	982,473
		$ 5,183,736
Insured - Special Tax Revenue — 9.5%
Casino Reinvestment Development Authority, NJ:
(AG), 4.00%, 11/1/44	$1,500	$ 1,426,451
(AG), 5.00%, 11/1/42	1,700	1,817,475
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	6,500	6,356,248
(AG), 0.00%, 7/1/27	1,900	1,798,145
(NPFG), 5.25%, 7/1/26	1,620	1,640,701
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,083,678
		$ 14,122,698
Insured - Transportation — 1.4%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	$2,015	$ 2,018,816
		$ 2,018,816
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.2%
Passaic Valley Water Commission, NJ, Water Supply System Revenue, (AG), 4.00%, 12/1/53	$310	$ 300,194
		$ 300,194
Lease Revenue/Certificates of Participation — 9.2%
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$1,700	$ 1,798,057
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	1,013,034
4.125%, 6/15/50	2,500	2,331,495
5.00%, 6/15/41	1,000	1,094,399
5.00%, 6/15/42	1,000	1,095,163
5.00%, 6/15/46	1,500	1,576,340
5.00%, 6/15/50	1,500	1,567,669
5.25%, 6/15/50	2,000	2,140,155
2023 Series AA, 5.00%, 6/15/38	1,000	1,111,420
		$ 13,727,732
Other Revenue — 2.7%
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	$3,965	$ 3,976,179
		$ 3,976,179
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 203,886
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,941,207
		$ 2,145,093
Student Loan — 2.6%
New Jersey Higher Education Student Assistance Authority:
5.567%, (90-day SOFR Average + 0. 95%), 6/1/36(5)	$595	$ 595,997
(AMT), 4.00%, 12/1/34	100	99,976
(AMT), 5.00%, 12/1/28	1,000	1,049,323
(AMT), 5.25%, 12/1/54	2,080	2,096,975
		$ 3,842,271
Transportation — 16.3%
Delaware River and Bay Authority of Delaware and New Jersey:
4.00%, 1/1/44	$1,005	$ 992,200
5.00%, 1/1/49	1,125	1,196,600
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/39	1,000	1,133,976

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	$275	$ 275,248
New Jersey Turnpike Authority:
4.125%, 1/1/54	765	733,166
4.50%, 1/1/48	320	324,503
5.00%, 1/1/43	1,390	1,499,250
5.00%, 1/1/44	1,000	1,072,963
5.00%, 1/1/45	1,500	1,618,236
5.00%, 1/1/45	1,500	1,602,897
5.25%, 1/1/49	1,145	1,228,532
Port Authority of New York and New Jersey:
(AMT), 5.00%, 11/15/36	2,000	2,024,854
(AMT), 5.00%, 8/1/37	1,000	1,078,803
(AMT), 5.00%, 7/15/39	1,375	1,478,846
(AMT), 5.00%, 1/15/47	1,000	1,031,241
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	3,625	3,635,449
South Jersey Transportation Authority, NJ:
4.00%, 11/1/50	2,000	1,823,425
4.625%, 11/1/47	1,500	1,520,420
		$ 24,270,609
Water and Sewer — 0.9%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/54	$1,460	$ 1,350,225
		$ 1,350,225
Total Tax-Exempt Municipal Obligations (identified cost $141,985,750)		$143,853,896

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.8%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 523,457
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	560	554,998
1.357%, 3/1/27	500	483,792
1.547%, 3/1/28	500	474,349
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monroe Township Board of Education, NJ: (continued)
2.729%, 8/1/33	$700	$ 625,325
Total Taxable Municipal Obligations (identified cost $2,764,097)		$ 2,661,921
Total Investments — 98.5% (identified cost $144,749,847)		$146,515,817
Other Assets, Less Liabilities — 1.5%		$ 2,188,405
Net Assets — 100.0%		$148,704,222
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $1,847,205 or 1.2% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.
(5)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2025.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 20.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 13.5% of total investments.

Eaton Vance
New Jersey Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$143,853,896	$ —	$143,853,896
Taxable Municipal Obligations	—	2,661,921	—	2,661,921
Total Investments	$ —	$146,515,817	$ —	$146,515,817
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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